UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  500 Boylston Street, Suite 440
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	November 14, 2011

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	65

Form 13F Information Table Value Total:  	$228,049,000

Bainco International Investors
September 30, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102     6408   224697 SH       Sole                   224697
Apple Inc                      COM              037833100     5526    14498 SH       Sole                    14498
Baker Hughes                   COM              057224107     4231    91670 SH       Sole                    91670
Baxter International Inc       COM              071813109     6518   116110 SH       Sole                   116110
BioSante Pharmaceuticals, Inc. COM              09065v203       91    39996 SH       Sole                    39996
Blackrock Inc                  COM              09247X101     3606    24360 SH       Sole                    24360
Bristol Myers Co               COM              110122108     5435   173200 SH       Sole                   173200
CACI International Inc.        COM              127190304      649    13000 SH       Sole                    13000
Capstone Turbine               COM              14067d102       45    45000 SH       Sole                    45000
Carbonite Inc                  COM              141337105      933    77510 SH       Sole                    77510
Chevron Texaco Corp            COM              166764100     5466    59038 SH       Sole                    59038
Chubb Corp                     COM              171232101     3863    64395 SH       Sole                    64395
Covidien PLC                   COM              g2554f113     3643    82600 SH       Sole                    82600
Dow Chemical                   COM              260543103     2237    99600 SH       Sole                    99600
Elan Corporation               COM              284131208      384    36500 SH       Sole                    36500
Energy Select Sector SPDR      COM              81369y506     4775    81605 SH       Sole                    81605
Exxon Mobil Corp               COM              30231g102      737    10148 SH       Sole                    10148
Fleetcor Technologies Inc      COM              339041105     5083   193567 SH       Sole                   193567
Freeport McMoran Copper & Gold COM              35671D857     1982    65075 SH       Sole                    65075
Fusion-io Inc                  COM              36112j107     1835    96575 SH       Sole                    96575
General Electric               COM              369604103      272    17870 SH       Sole                    17870
Goodyear Tire & Rubber Co.     COM              382550101     1858   184105 SH       Sole                   184105
Google Inc CL A                COM              38259p508     3515     6834 SH       Sole                     6834
Honeywell International Inc    COM              438516106     5092   115975 SH       Sole                   115975
IBM                            COM              459200101     4074    23295 SH       Sole                    23295
Intel Corporation              COM              458140100      567    26584 SH       Sole                    26584
JP Morgan Chase                COM              46625h100     4602   152787 SH       Sole                   152787
Johnson & Johnson              COM              478160104    14985   235285 SH       Sole                   235285
Juniper Networks Inc           COM              48203r104      414    23960 SH       Sole                    23960
Kroger Co                      COM              501044101     4445   202400 SH       Sole                   202400
Kulicke & Soffa Industries     COM              501242101      107    14400 SH       Sole                    14400
Maxim Integrated Prods.        COM              57772K101     1309    56120 SH       Sole                    56120
McDonald's Corp                COM              580135101     5700    64905 SH       Sole                    64905
Microsoft Corp                 COM              594918104      415    16675 SH       Sole                    16675
Mobilepro Corp.                COM              60742e205        0   300000 SH       Sole                   300000
Nortel Networks Corp           COM              656568508        1    24000 SH       Sole                    24000
Occidental Petroleum Corp      COM              674599105     3784    52927 SH       Sole                    52927
Office Depot                   COM              676220106       34    16729 SH       Sole                    16729
Oracle Corporation             COM              68389X105     4968   172876 SH       Sole                   172876
Orthometrix Inc.               COM              68750M100        0   127265 SH       Sole                   127265
Peets Coffee & Tea Inc         COM              705560100      223     4000 SH       Sole                     4000
PepsiCo Inc                    COM              713448108     5247    84773 SH       Sole                    84773
Pfizer Inc                     COM              717081103     5609   317235 SH       Sole                   317235
Procter & Gamble Co            COM              742718109     5619    88930 SH       Sole                    88930
Qualcomm                       COM              747525103     4191    86172 SH       Sole                    86172
RF Micro Devices Inc           COM              749941100     3313   522590 SH       Sole                   522590
Republic Services Inc          COM              760759100     5375   191550 SH       Sole                   191550
S&P 500 Depository Receipt (Sp COM              78462F103    13337   117869 SH       Sole                   117869
SLM Corp                       COM              78442p106     2880   231350 SH       Sole                   231350
Sothebys Holdings Cl A         COM              835898107     2244    81400 SH       Sole                    81400
Southern Company               COM              842587107     6200   146330 SH       Sole                   146330
Supertex Inc                   COM              868532102      216    12500 SH       Sole                    12500
Toyota Motor Corp Spon ADR     COM              892331307      239     3500 SH       Sole                     3500
Tyler Technologies Inc.        COM              902252105    26345  1042119 SH       Sole                  1042119
Union Pacific Corp             COM              907818108     4378    53605 SH       Sole                    53605
Vanguard Emerging Markets Stoc COM              922042858     2740    76484 SH       Sole                    76484
Vanguard FTSE All-World Ex-US  COM              922042775     7943   205145 SH       Sole                   205145
Vanguard Pacific Stock ETF     COM              922042866      451     9300 SH       Sole                     9300
Vanguard Small Cap ETF         COM              922908751      343     5591 SH       Sole                     5591
Vanguard Total Stock Mkt ETF   COM              922908769      596    10320 SH       Sole                    10320
Visa Inc                       COM              92826c839     4142    48325 SH       Sole                    48325
iShares MSCI EAFE Growth Index COM              464288885     2220    44540 SH       Sole                    44540
iShares MSCI EAFE Value Index  COM              464288877     4208   101418 SH       Sole                   101418
iShares MSCI Germany Index     COM              464286806      238    13050 SH       Sole                    13050
iShares MSCI Taiwan Index Fund COM              464286731      162    13700 SH       Sole                    13700